Summary of significant accounting policies - VIE (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Variable Interest Entity [Line Items]
Current assets	$ 31,005,440	$ 29,705,028
Total assets	31,712,925	30,482,631
Total liabilities	(6,961,766)	(8,145,080)
Nongyuan Network (VIE)
Variable Interest Entity [Line Items]
Current assets	556,348	1,003,603
Non-current assets	163,169	89,182
Total assets	719,517	1,092,785
Total liabilities	(454,951)	(837,640)
Net assets	$ 264,566	$ 255,145